STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.7%			Oil, Gas & Consumable Fuels—4.7%
Consumer Discretionary—17.3%			Chevron Corp.	90,740$	10,894,245
Automobiles—0.7%			EQT Corp.	313,009	6,401,034
General Motors Co.	208,580	$8,124,191	Exxon Mobil Corp.	184,100	14,779,548
Entertainment—2.1%			Noble Energy, Inc.	437,640	11,842,538
Walt Disney Co.			Suncor Energy, Inc.	327,260	10,799,580
(The)	75,410	10,328,908			54,716,945
Zynga, Inc. , Cl. A1	2,540,520	14,379,343	Financials—18.2%
		24,708,251	Capital Markets—1.8%
Hotels, Restaurants & Leisure—1.5%			Intercontinental
McDonald's Corp.	89,480	17,678,564	Exchange, Inc.	171,670	13,965,354
			Tradeweb Markets,
Interactive Media & Services—4.1%			Inc. , Cl. A1	184,020	7,406,805
Facebook, Inc. ,					21,372,159
Cl. A1	216,450	41,861,430
Snap, Inc. , Cl. A1	538,660	6,000,672	Commercial Banks—8.5%
		47,862,102	East West Bancorp,
			Inc.	254,630	13,108,352
Internet & Catalog Retail—3.2%			IBERIABANK Corp.	117,090	9,308,655
Amazon. com, Inc.[1]	19,582	37,725,115	JPMorgan Chase
Specialty Retail—4.5%			& Co.	482,960	56,047,508
Burlington Stores,			Signature Bank
Inc.[1]	77,550	13,098,970	(New York)	115,840	15,298,989
CarMax, Inc.[1]	150,310	11,703,137	SVB Financial
Home Depot, Inc.			Group[1]	23,110	5,817,249
(The)	97,560	19,872,972			99,580,753
O'Reilly Automotive,			Insurance—4.4%
Inc.[1]	22,050	8,347,468	Arthur J. Gallagher
		53,022,547	& Co.	126,890	10,610,542
Textiles, Apparel & Luxury Goods—1.2%			Fidelity National
NIKE, Inc. , Cl. B	153,200	13,455,556	Financial, Inc.	288,380	11,520,781
			Progressive Corp.
Consumer Staples—7.6%			(The)	165,800	12,957,270
Beverages—2.9%			Prudential Financial,
Coca-Cola Co. (The)	424,700	20,835,782	Inc.	150,990	15,961,153
Constellation					51,049,746
Brands, Inc. , Cl. A	62,750	13,282,293
		34,118,075	Real Estate Investment Trusts (REITs)—3.5%
			EPR Properties	187,310	14,771,267
Food & Staples Retailing—2.3%			Mid-America
Walmart, Inc.	257,990	26,531,692	Apartment
Food Products—1.4%			Communities, Inc.	57,760	6,319,522
Conagra Brands,			Prologis, Inc.	262,308	20,111,154
Inc.	517,830	15,938,807			41,201,943
Tobacco—1.0%			Health Care—11.0%
Philip Morris			Biotechnology—1.0%
International, Inc.	141,620	12,258,627	uniQure NV1	59,060	3,318,581
Energy—5.3%
Energy Equipment & Services—0.6%
Schlumberger Ltd.	174,660	7,454,489

	1		INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Professional Services—1.0%
Vertex			Korn Ferry	250,840$	11,794,497
Pharmaceuticals,			Road & Rail—0.8%
Inc.[1]	49,630	$8,386,478	Union Pacific Corp.	53,540	9,478,722
		11,705,059
			Trading Companies & Distributors—0.8%
Health Care Equipment & Supplies—3.6%			Fastenal Co.	137,190	9,678,754
Becton Dickinson
& Co.	47,020	11,319,595	Information Technology—22.3%
Boston Scientific			Communications Equipment—1.5%
Corp.[1]	270,800	10,052,096	Motorola Solutions,
Intuitive Surgical,			Inc.	121,340	17,583,379
Inc.[1]	18,180	9,283,253	IT Services—5.5%
Zimmer Biomet			Accenture plc, Cl. A	90,550	16,540,769
Holdings, Inc.	94,460	11,633,694	DXC Technology Co.	212,760	13,986,843
		42,288,638	First Data Corp. ,
Health Care Providers & Services—2.0%			Cl. A1	229,590	5,937,197
Anthem, Inc.	66,490	17,488,865	Mastercard, Inc. ,
LHC Group, Inc.[1]	54,660	6,073,272	Cl. A	83,760	21,295,142
		23,562,137	Perspecta, Inc.	276,048	6,371,188
Life Sciences Tools & Services—0.8%					64,131,139
Agilent			Semiconductors & Semiconductor
Technologies, Inc.	111,550	8,756,675	Equipment—4.9%
Pharmaceuticals—3.6%			Applied Materials,
			Inc.	322,260	14,201,998
Johnson & Johnson	161,610	22,819,332	NVIDIA Corp.	107,760	19,504,560
Merck & Co. , Inc.	248,710	19,575,964	QUALCOMM, Inc.	144,110	12,412,194
		42,395,296	Texas Instruments,
Industrials—8.4%			Inc.	98,430	11,598,007
Aerospace & Defense—2.4%					57,716,759
Boeing Co. (The)	30,400	11,481,776	Software—7.6%
Lockheed Martin			Microsoft Corp.	402,720	52,595,232
Corp.	49,980	16,659,833	Palo Alto Networks,
		28,141,609	Inc.[1]	32,820	8,166,601
Building Products—0.8%			Q2 Holdings, Inc.[1]	84,070	6,340,559
Masco Corp.	226,600	8,850,996	salesforce. com, Inc.[1]	69,900	11,557,965
Commercial Services & Supplies—1.1%			ServiceNow, Inc.[1]	35,710	9,695,622
ACCO Brands Corp.	604,330	5,523,576			88,355,979
KAR Auction			Technology Hardware, Storage &
Services, Inc.	124,820	7,049,834	Peripherals—2.8%
		12,573,410	Apple, Inc.	128,760	25,838,269
Machinery—1.5%			Western Digital
Illinois Tool Works,			Corp.	146,140	7,470,677
Inc.	53,720	8,360,444			33,308,946
Stanley Black &			Materials—1.0%
Decker, Inc.	62,670	9,187,422	Chemicals—1.0%
		17,547,866	Eastman Chemical
			Co.	139,520	11,005,337

	2		INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

	Shares	Value		Shares	Value
Telecommunication Services—2.2%			Investment Company—1.9%
Diversified Telecommunication Services—2.2%			Invesco
Verizon			Oppenheimer
Communications,			Institutional
Inc.	442,670	$25,316,297	Government Money
Utilities—4.4%			Market Fund, Cl.
			E, 2.42%[3,4] (Cost
Electric Utilities—2.1%			$22,565,085)	22,565,085	$22,565,085
Duke Energy Corp.	271,370	24,727,235
Gas Utilities—0.8%			Total
Suburban Propane			Investments,
Partners LP2	390,155	9,102,316	at Value (Cost
Multi-Utilities—1.5%			$983,208,151)	99.6%	1,165,230,382
Dominion Energy,			Net Other Assets
Inc.	229,160	17,844,689	(Liabilities)	0.4	4,576,117
Total Common Stocks			Net Assets	100.0% $ 1,169,806,499
(Cost $960,643,066)		1,142,665,297

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. Rate shown is the 7-day yield at period end.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	July 31, 2018	Additions		Reductions	April 30, 2019
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	25,467,609	221,203,855		224,106,379	22,565,085
					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	$22,565,085	$379,905	$	— $	—

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

3 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Main Street All Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars.Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Main
Street All Cap Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds).

4 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

5 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$202,576,326 $	— $	— $	202,576,326
Consumer Staples	88,847,201	—	—	88,847,201
Energy	62,171,434	—	—	62,171,434
Financials	213,204,601	—	—	213,204,601
Health Care	128,707,805	—	—	128,707,805
Industrials	98,065,854	—	—	98,065,854
Information Technology	261,096,202	—	—	261,096,202
Materials	11,005,337	—	—	11,005,337
Telecommunication Services	25,316,297	—	—	25,316,297
Utilities	51,674,240	—	—	51,674,240
Investment Company	22,565,085	—	—	22,565,085
Total Assets	$ 1,165,230,382 $	— $	— $	1,165,230,382

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the

6 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market
(“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the
MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an
MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to

7 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by

8 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event (Continued)
the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

9 INVESCO OPPENHEIMER MAIN STREET ALL CAP FUND